Consolidated Statements of Equity (Parentheticals) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Treasury shares	0.1	0.2	0.1
Venezuela noncontrolling interest adjustment	$ 2.1
Common Shares, $1.25 Par Value	$ 1.25	$ 1.25	$ 1.25